Share-based payments - Assumptions used in the valuation model (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected volatility	48.27%	30.90%
Risk free interest rate	0.14%	1.84%